Provisions - Schedule of Reconciliation of Changes in Provisions (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of changes in other provisions [abstract]
Beginning balance	¥ 564,329	¥ 495,701
Increases	1,036,551	1,055,328
Decreases (utilized)	(1,109,294)	(985,905)
Decreases (reversed)	(44,568)	(37,985)
Foreign currency translation differences	91,775	37,190
Ending balance	538,793	564,329
Legal proceedings provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	64,290	42,869
Increases	54,679	25,096
Decreases (utilized)	(93,016)	(3,981)
Decreases (reversed)	(6,864)	(95)
Foreign currency translation differences	3,253	402
Ending balance	22,342	64,290
Restructuring
Reconciliation of changes in other provisions [abstract]
Beginning balance	8,951	13,353
Increases	14,326	7,807
Decreases (utilized)	(10,716)	(12,098)
Decreases (reversed)	(1,664)	(1,066)
Foreign currency translation differences	1,205	956
Ending balance	12,102	8,951
Rebates and return reserves
Reconciliation of changes in other provisions [abstract]
Beginning balance	465,214	404,982
Increases	956,682	1,005,330
Decreases (utilized)	(993,456)	(953,287)
Decreases (reversed)	(30,307)	(25,624)
Foreign currency translation differences	85,127	33,813
Ending balance	483,259	465,214
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	25,874	34,497
Increases	10,864	17,095
Decreases (utilized)	(12,106)	(16,538)
Decreases (reversed)	(5,734)	(11,200)
Foreign currency translation differences	2,191	2,019
Ending balance	¥ 21,089	¥ 25,874